Income Taxes - Summary of Principle Components of Deferred Taxes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Advertising expenses carrying forwards	¥ 24,673	¥ 24,859	¥ 24,485
Impairment for property and equipment, right-of-use assets, rental deposits and other assets	1,246	647	11,140
Expected credit loss	2,598	277
Accrued expenses			13,757
Depreciation of property and equipment			775
Net operating loss carrying forwards	1,123,125	1,054,013	1,017,664
Total deferred tax assets	1,151,642	1,079,796	1,067,821
Less: valuation allowance	¥ (1,151,642)	¥ (1,079,796)	¥ (1,067,821)	¥ (761,329)